Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Related Party Transactions (Textual)
Interest expense on note payable - related party	$ 120,100	$ 120,100
Loan payable - related party	$ 99,974	99,974
Ms. Soledad Bayazit [Member]
Related Party Transactions (Textual)
Secured convertible notes Interest rate	10.00%
Principal amount	$ 1,201,000
Convertible notes due date	Jan. 12, 2012
Extended loans amount		$ 8,811